Exhibit 99.1
KPMG LLP
Suite 900
8350 Broad Street
McLean, VA 22102

Independent Accountants' Report on Applying Agreed-Upon Procedures

Exeter Finance LLC (the “Company”)
Citigroup Global Markets, Inc.
Deutsche Bank Securities Inc.
(together with the Company, the “Specified Parties”)
Re:	Exeter Automobile Receivables Trust 2019-4 – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “2019-4 Stat Pool_090119_KPMG.xlsx,” provided by the Company on September 9, 2019, containing certain information related to 43,896 automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Loans”) as of the close of business on September 1, 2019 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Exeter Automobile Receivables Trust 2019-4. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Source Documents” means the following information sources provided by the Company:
–	Sales Contract
–	Notice Letter
–	Odometer Disclosure Statement
–	Shaw Loan Operating System
–	Global Search imaging system (“Global Search System”)
–	Customer Acquisition and Life Cycle Management System (“CALMS”)
–	APLNContract within the Company’s data warehouse (“APLNContract”)
–
An electronic data file containing Model Type (New/Used), Vehicle Model Year, Vehicle Make, Vehicle Model, Borrower State (current), FICO Score, and Custom Score information for three (3) of the Selected Loans (Selected Loan Numbers: 21, 43, and 123) (defined below) which we were informed was extracted from the Company’s Origenate System (“Origenate Schedule”). For these three Selected Loans, we were informed by the Company that the source information was stored in the Company’s Origenate System which is no longer active and has been replaced by CALMS.

The Source Documents were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.
KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

•
The term “Title Certificate” means a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, Electronic Dealer, Rebuilder or Lessor's Report of Sale or Lease, Guarantee of Title, and/or Notice of Lien Application provided by the Company.

•
The term “Titling Trust Owners Schedule” means an electronic data file provided by the Company on September 16, 2019, containing titling company names and abbreviations that are acceptable variations of “Exeter Finance LLC.”

•	The term “Application for Financing” means the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and/or Agreement to Provide Insurance provided by the Company.
•	The term “Provided Information” means the Source Documents, Title Certificate, Titling Trust Owners Schedule, and Application for Financing.
A.
We were instructed by the Company to randomly select 150 Loans from the Data File (the “Selected Loans”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

B.
For each Selected Loan, we compared the attributes listed below in the Data File to the corresponding information appearing on the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the specified attributes indicated below, constituted an exception.  The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Document(s)
Vehicle Identification Number (VIN)	Sales Contract, Shaw Loan Operating System, Title Certificate, Odometer Disclosure Statement
Origination Date	Sales Contract, Shaw Loan Operating System
Monthly P&I Payment	Sales Contract, Shaw Loan Operating System
Original Amount Financed	Sales Contract, Shaw Loan Operating System
Original Term to Maturity	Sales Contract, Shaw Loan Operating System
Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System
Model Type (New/Used)	Sales Contract, CALMS, Origenate Schedule
Vehicle Model Year	Sales Contract, CALMS, Origenate Schedule
Vehicle Make	Sales Contract, CALMS, Origenate Schedule
Vehicle Model (excluding trim or engine type)	Sales Contract, CALMS, Origenate Schedule
Borrower State (current)	Sales Contract, CALMS, Origenate Schedule
FICO Score	CALMS, Origenate Schedule, APLNContract
Custom Score	CALMS, Origenate Schedule, APLNContract

We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents.

C.	For each Selected Loan, we read the Sales Contract and found that both the borrower state address and seller state address were located within the United States.
D.	For each Selected Loan, we were provided access to CALMS and the Global Search System and observed the existence of:
i)	the underwriting overview screen capture with a credit approval notation;
ii)	an electronic copy of the Title Certificate listing the Company or a titling company name from the Titling Trust Owners Schedule as the security interest holder of the vehicle; and,
iii)	an electronic copy of an Application for Financing. For the purpose this procedure, the Company informed us that the Application for Financing is not required to be dated.
There were no conclusions that resulted from the procedures.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, information indicated in the Data File or Provided Information, or instructions provided by the Company, without verification or evaluation of such methodologies, information, and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.
/s/ KPMG LLP

McLean, Virginia
September 27, 2019

Exhibit A

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
1	70229985	30	73593846	59	73390430
2	51358202	31	73043986	60	72901426
3	73987348	32	72459220	61	72807960
4	71481964	33	73442396	62	51750274
5	73458361	34	72744898	63	73438040
6	72930076	35	70911485	64	72887188
7	72842278	36	71138751	65	73798564
8	73738867	37	51339993	66	73790581
9	73167307	38	73976108	67	73471497
10	73192296	39	73280460	68	73223860
11	73329428	40	71112237	69	67532619
12	71726037	41	73865371	70	73163606
13	73852808	42	71958111	71	72720776
14	73180695	43	5998768	72	73811917
15	51771870	44	71755530	73	72052835
16	72781122	45	73009421	74	71277899
17	71383458	46	73749422	75	73186212
18	73664285	47	72644165	76	73663331
19	73770805	48	73026715	77	73282969
20	70968397	49	73178074	78	52117553
21	6185122	50	51651759	79	73334382
22	70979595	51	73883624	80	51988650
23	71616073	52	73236946	81	73431050
24	72246801	53	71493918	82	72954303
25	73212232	54	50482899	83	73924469
26	72868100	55	73788253	84	72599234
27	71971793	56	72927905	85	73912302
28	73670889	57	73141652	86	73201976
29	71832020	58	73029772	87	51429874

A-1

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
88	73187116	109	73308136	130	72437716
89	73654432	110	73082645	131	51236034
90	72583194	111	72999535	132	71269016
91	51362830	112	73350690	133	73478263
92	73731967	113	73038775	134	73781815
93	72809214	114	73457395	135	63634659
94	72880905	115	72994976	136	51812857
95	72588845	116	72286171	137	72758820
96	73941218	117	72668614	138	73417246
97	52221327	118	73933366	139	73037670
98	73104658	119	73204568	140	73072749
99	73303808	120	73809657	141	72520882
100	73962977	121	71731634	142	73740449
101	72820176	122	73430683	143	72789005
102	72963334	123	5764936	144	73596888
103	72991676	124	52031379	145	73511005
104	51965678	125	73198294	146	73651409
105	73781771	126	72579727	147	73380757
106	73926612	127	73534643	148	72253090
107	51913405	128	73177558	149	72719097
108	72749516	129	72913569	150	73850681

A-2